NOTE 1 - ORGANIZATION AND GOING CONCERN (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2010
Organizationand Going Concern [Abstract]
Research and Development Expense, Software (Excluding Acquired in Process Cost)		$ 213,000
Cumulative Earnings (Deficit)	18,200,735
Common Stock, Share Subscriptions but Unissued, Value (Deprecated 2009-01-31)	$ 230,000